Restricted Share Units (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
Schedule of Restricted Share Units

The following table summarizes the RSU activity during the periods ended September 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2019 and September 30, 2019	-	$-
Unvested as at June 30, 2020 and September 30, 2020	600,000	$0.40

(i) On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $20,770 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $10,287 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The following table summarizes the RSU activity during the years ended June 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2018 and June 30, 2019	-	$-
Granted (i)(ii)	600,000	0.40
Unvested as at June 30, 2020	600,000	$0.40

(i) On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $17,384 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $8,274 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.